UNITED STATES SECURITIES
AND EXCHANGE COMMISSION
OMB APPROVAL
WASHINGTON, D.C. 20549

OMB Number:3235-0456
FORM 24F-2
Expires: August 31, 2000

ANNUAL NOTICE OF SECURITIES SOLD
Estimated average burden
PURSUANT TO RULE 24f-2 hours per response.1

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
1. Name and address of issuer: Value Line Convertible Fund, Inc. 220 E. 42nd Street
     New York, N.Y. 10017

2.The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /
Common Stock -Par Value $1.00

 3.Investment Company Act File Number: 811-4258
   Securities Act File Number: 2-96484

 4(a). Last day of fiscal year for which this Form is filed:
April 30, 2001

 4(b). / / Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year).
(See instruction A.2)

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.

 4(c). / / Check box if this is the last time the issuer will be filing this Form.

 5. Calculation of registration fee:
  (i) Aggregate sale price of securities sold during $538,707,043 the fiscal year pursuant to section 24(f):

  (ii) Aggregate price of securities redeemed or 	$565,770,402
         repurchased during the fiscal year:

(iii) Aggregate price of securities redeemed or
      repurchased during any PRIOR fiscal year
      ending no earlier than October 11, 1995
      that were not previously used to reduce   	$-0-
      registration fees payable to the Commission:

 (iv) Total available redemption
      credits [add Items 5(ii) and 5(iii)]: -		-$565,770,402


(v) Net sales -- if Item 5(i) is greater than 		$ -0-
    Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vi) Redemption credits available for use in future
    years -- if Item 5(i) is less than Item 5(iv) 	$27,063,359
   [subtract Item 5(iv) from Item 5(i)]:

 (vii) Multiplier for determining registration fee	 x -0-
       (See Instruction C.9):

 (viii) Registration fee due [multiply Item 5(v) by 	= -0-
        Item 5(vii)] (enter "0" if no fee is due):

6.  Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
-0- If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-

7.Interest due -- if this Form is being filed more than 90 days after
the end of the issuer's fiscal year (see Instruction D):   + $-0-

8.Total of the amount of the registration fee due plus any interest
due [line 5(viii) plus line 7]:					= $-0-

9.Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
/ /Wire Transfer
/ /Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
Stephen LaRosa - Assistant Treasurer

Date June 14, 2001
*Please print the name and title of the signing officer below the signature.